Current and long-term debt	6 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Disclosure of borrowings [text block]	Current and long-term debtThe following is a roll forward of the activity within debt (current and non-current), by facility, for the six months ended June 30, 2020:

		Activity				Balance as of June 30, 2020 consists of:
In thousands of U.S. dollars	Carrying Value as of December 31, 2019	Drawdowns	Repayments	Other Activity(1)	Carrying Value as of June 30, 2020	Current	Non-Current
KEXIM Credit Facility	$199,014	$—	$(136,856)	$—	$62,158	$62,158	$—
ABN AMRO Credit Facility	91,954	—	(91,954)	—	—	—	—
ING Credit Facility	131,439	72,125	(6,369)	—	197,195	48,708	148,487
2018 NIBC Credit Facility	31,621	3,125	(1,615)	—	33,131	33,131	—
2017 Credit Facility	131,499	—	(6,632)	—	124,867	13,265	111,602
Credit Agricole Credit Facility	88,466	—	(4,284)	395	84,577	7,814	76,763
ABN AMRO / K-Sure Credit Facility	43,726	—	(1,926)	360	42,160	3,155	39,005
Citibank / K-Sure Credit Facility	91,086	—	(4,209)	915	87,792	6,651	81,141
ABN AMRO / SEB Credit Facility	103,325	3,249	(5,750)	—	100,824	11,181	89,643
Hamburg Commercial Bank Credit Facility	42,150	1,429	(1,618)	—	41,961	3,292	38,669
Prudential Credit Facility	55,463	—	(2,311)	—	53,152	5,547	47,605
2019 DNB / GIEK Credit Facility	—	31,850	(979)	—	30,871	3,916	26,955
BNPP Sinosure Credit Facility	—	66,991	(2,105)	—	64,886	6,699	58,187
2020 $225 Million Credit Facility	—	101,200	—	—	101,200	10,240	90,960
Ocean Yield Lease Financing	148,235	—	(5,432)	95	142,898	10,924	131,974
CMBFL Lease Financing	56,473	—	(2,453)	88	54,108	4,738	49,370
BCFL Lease Financing (LR2s)	90,384	—	(4,111)	275	86,548	8,314	78,234
CSSC Lease Financing	233,727	—	(8,653)	(386)	224,688	18,056	206,632
CSSC Scrubber Lease Financing	10,976	—	(2,744)	—	8,232	5,488	2,744
BCFL Lease Financing (MRs)	87,810	—	(5,778)	—	82,032	12,024	70,008
2018 CMBFL Lease Financing	126,429	10,125	(5,058)	—	131,496	13,007	118,489
$116.0 Million Lease Financing	106,040	—	(3,502)	—	102,538	7,322	95,216

AVIC Lease Financing	127,309	—	(5,896)	—	121,413	11,794	109,619
China Huarong Lease Financing	123,750	—	(6,750)	—	117,000	13,500	103,500
$157.5 Million Lease Financing	137,943	—	(7,072)	—	130,871	14,143	116,728
COSCO Lease Financing	76,450	—	(3,850)	—	72,600	7,700	64,900
IFRS 16 - Leases - Three MRs	44,192	—	(3,575)	—	40,617	7,445	33,172
IFRS 16 - Leases - 7 Handymax	12,778	1,643	(7,629)	—	6,792	6,792	—
$670.0 Million Lease Financing	513,004	103,601	(30,464)	—	586,141	48,018	538,123
Unsecured Senior Notes Due 2020	53,750	—	(53,750)	—	—	—	—
Unsecured Senior Notes Due 2025	—	28,100	—	—	28,100	—	28,100
Convertible Notes Due 2022	180,050	—	—	4,565	184,615	—	184,615
	$3,139,043	$423,438	$(423,325)	$6,307	$3,145,463	$405,022	$2,740,441
Less: deferred financing fees	(16,596)	(7,840)	—	3,399	(21,037)	(2,564)	(18,473)
Total	$3,122,447	$415,598	$(423,325)	$9,706	$3,124,426	$402,458	$2,721,968

(1)    Relates to non-cash accretion or amortization of (i) debt or lease obligations assumed as part of the 2017 merger with NPTI, which were recorded at fair value on the closing dates, (ii) accretion of our Convertible Notes due 2022 and (iii) amortization and write-offs of deferred financing fees.
    Interest expense on all of our borrowings that has been incurred and is unpaid as of June 30, 2020 is accrued within Accrued Expenses (see Note 9).
    We were in compliance with all of the financial covenants set forth under the above borrowing arrangements as of June 30, 2020.
Secured Debt
2019 DNB/GIEK Credit Facility
In November 2019, we executed a $55.5 million term loan facility with DNB Bank ASA and the Norwegian Export Credit Guarantee Agency (“GIEK”). In March 2020, we drew $31.9 million from this facility to refinance the existing debt on one of our vessels, STI Sloane, that was previously financed under the KEXIM Credit Facility. We repaid the outstanding indebtedness of $17.4 million related to this vessel under our KEXIM Credit Facility as part of this transaction.
The remaining availability under this credit facility is expected to be utilized to refinance the existing debt on an additional vessel that is currently financed under the KEXIM Credit Facility. The loan is comprised of two facilities: (i) an ECA facility of $47.2 million, which is comprised of a $41.6 million tranche and guaranteed by GIEK, or the “GIEK Tranche”, and a $5.6 million commercial tranche or the “Commercial Bank Tranche” and (ii) a commercial facility of $8.3 million, or the “Commercial Facility".
These facilities are collectively referred to as the 2019 DNB/GIEK Credit Facility. The remaining amount available under the 2019 DNB/GIEK Credit Facility is expected to be drawn within 2020, the timing of which will align with the installation of scrubbers on certain of our vessels. The 2019 DNB/GIEK Credit Facility matures in July 2024 and bears interest at LIBOR plus a margin of 2.5% per annum. The amounts drawn as of June 30, 2020 under the 2019 DNB / GIEK Credit
Facility will be repaid in equal quarterly installments of $1.0 million. Once fully drawn, the 2019 DNB / GIEK Credit Facility is expected to be repaid in equal quarterly installments of approximately $1.6 million per quarter in aggregate, with a balloon payment due at maturity.
Our 2019 DNB/GIEK Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 130% of the then aggregate outstanding principal amount of the loans under the credit facility through the second anniversary of the date of the agreement and 135% at all times thereafter.
BNPP Sinosure Credit Facility
In December 2019, we executed a senior secured term loan facility with BNP Paribas and Skandinaviska Enskilda Banken AB for up to $134.1 million. In March 2020, we drew $42.1 million from this facility to partially finance the purchase and installation of scrubbers on 22 vessels. This borrowing is collateralized by two of our vessels (STI Park and STI Fulham) that were previously financed under the KEXIM Credit Facility. We repaid the outstanding indebtedness of $28.8 million related to these vessels under our KEXIM Credit Facility as part of this transaction.
In June 2020, we drew down $24.9 million from this facility to partially finance the purchase and installation of scrubbers on 13 vessels. This borrowing is collateralized by one of our LR2 product tankers (STI Elysees), which was previously financed under the KEXIM Credit Facility. We repaid the outstanding indebtedness of $17.8 million related to this vessel under our KEXIM Credit Facility as part of this transaction. The remaining availability under this credit facility is expected to be utilized to refinance three vessels that are currently financed under the KEXIM Credit Facility.
The loan is split into two facilities, (i) a commercial facility for up to $67.0 million (the "Commercial Facility"), and (ii) a Sinosure facility for up to $67.0 million (the "Sinosure Facility"), which is insured by the China Export & Credit Insurance Corporation ("Sinosure"). The amounts drawn in March and June 2020 were split evenly between the two facilities. These facilities are collectively referred to as the BNPP Sinosure Credit Facility.
The BNPP Sinosure Credit Facility is split into 70 tranches each of which will represent the lesser of 85% of the purchase and installation price of 70 scrubbers, or $1.9 million per scrubber (and not to exceed 65% of the fair value of the collateral vessels). The Sinosure Facility and the Commercial Facility bear interest at LIBOR plus a margin of 1.80% and 2.80% per annum, respectively. The loan facility is available for future en bloc drawdowns on September 15, 2020, December 15, 2020 and March 15, 2021. Based on the amounts borrowed as of June 30, 2020, the Sinosure Facility is expected to be repaid in 10 semi-annual installments of $3.3 million, with the repayment amounts gradually expected to increase to $6.7 million as the facility is drawn in future periods (with separate repayment periods as each tranche of the loan is drawn down). The Commercial Facility is expected to be repaid at the final maturity date of the facility, or October 2025.
Our BNPP Sinosure Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 130% of the then aggregate outstanding principal amount of the loans under the credit facility through December 31, 2022 and 135% at all times thereafter.
2018 NIBC Credit Facility
In April 2020, we drew down $3.1 million from our upsized $35.7 million term loan facility with NIBC Bank N.V. to partially finance the purchase and installation of scrubbers on two vessels. The upsized portion of this facility matures in June 2021, bears interest at LIBOR plus a margin of 2.50% per annum, and is expected to be repaid in equal quarterly installments of approximately $0.1 million per vessel, with a balloon payment due at maturity.
Hamburg Commercial Bank Credit Facility
In April 2020, we drew down $1.4 million from our Hamburg Commercial Bank Credit Facility to partially finance the purchase and installation of a scrubber on one of our vessels. This drawdown reflects the remaining availability under this facility. All tranches (including those previously drawn) of the Hamburg Commercial Bank Credit Facility mature in November 2024, bear interest at LIBOR plus a margin of 2.25% per annum, and are scheduled to be repaid in equal quarterly installments of approximately $0.8 million in aggregate, with a balloon payment due at maturity.
ING Credit Facility
In May 2020, we executed an agreement to upsize our $179.2 million credit facility with ING Bank N.V. to $251.4 million. This upsized portion of this facility of $72.1 million was fully drawn in May 2020, and the proceeds were used to refinance the existing debt on five vessels (STI Broadway, STI Comandante, STI Brixton, STI Pimlico and STI Finchley) which were previously financed under the KEXIM Credit Facility. We repaid the outstanding indebtedness of $60.2 million related to these vessels under our KEXIM Credit Facility as part of this transaction.
The upsized loan has a final maturity of five years from the initial drawdown date and bears interest at LIBOR plus a margin. The upsized portion of the loan is scheduled to be repaid in equal installments of approximately $2.1 million per quarter, in aggregate, for the first twelve installments and approximately $2.0 million per quarter, in aggregate, thereafter, with a balloon payment due at maturity. The remaining terms and conditions, including financial covenants, are similar to our existing credit facilities.
2020 $225.0 Million Credit Facility
In May 2020, we executed the 2020 $225.0 Million Credit Facility with a group of European financial institutions. In June 2020 we drew $101.2 million from this facility to refinance the existing debt on four LR2s (STI Savile Row, STI Spiga, STI Kingsway and STI Carnaby) that were previously financed under the ABN AMRO Credit Facility (which was scheduled to mature during the third quarter of 2020). We repaid the outstanding indebtedness of $87.7 million under our ABN AMRO Credit Facility as part of this transaction. The remaining availability under this credit facility is expected to be used to refinance the existing debt on five vessels and scrubbers on two LR2s.
The borrowing amount of the facility is the lower of $225.0 million in aggregate and 55% of the fair market value of the vessels. The loan has a final maturity of five years from the closing date of the loan, bears interest at LIBOR plus a margin, and is expected to be repaid in equal installments of approximately $5.3 million per quarter, in aggregate, with a balloon payment due at maturity.
Our 2020 $225.0 Million Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.4 billion.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 130% of the then aggregate outstanding principal amount of the loans under the credit facility through May 2022 and 140% at all times thereafter.

ABN AMRO / SEB Credit Facility
In June 2020, we drew $3.2 million from the upsized ABN AMRO / SEB Credit Facility to partially finance the purchase and installation of scrubbers on two vessels. The upsized portion of this facility matures in March 2023, bears interest at LIBOR plus a margin of 2.60% per annum, and is expected to be repaid in equal quarterly installments of approximately $0.1 million per vessel, with a balloon payment due at maturity.
Lease Financing
AVIC Lease Financing
In February 2020, we executed an agreement to upsize the AVIC Lease Financing arrangement by $8.0 million to finance the purchase and installation of scrubbers on the two MRs and two LR2 product tankers that are part of this arrangement. The upsized portion of the lease financing will be used to finance up to the lesser of 80% of the purchase and installation price of the scrubbers or 80% of the appreciated value of the vessel. The upsized portion of the lease financing is expected to have final maturity of three years after the first drawdown, bears interest at LIBOR plus a margin of 4.20% per annum and is expected be repaid in quarterly principal payments of approximately $0.2 million per vessel.
CMB Lease Financing
In May 2020, we drew an aggregate of $10.1 million under the scrubber portion of our 2018 CMB Lease Financing to partially finance the purchase and installation of scrubbers on the six MRs that are currently part of this arrangement. The upsized portion of the lease financing has a final maturity of 3.5 years after the first drawdown, bears interest at LIBOR plus a margin of 3.10% per annum, and will be repaid in quarterly principal payments of approximately $0.1 million per vessel.
BCFL Lease Financing (MRs and LR2s)
In April 2020, we executed agreements to increase the borrowing capacities of our BCFL Lease Financing arrangements (MRs and LR2s) by up to $1.9 million per vessel, the proceeds of which are expected to be used to partially finance the purchase and installation of scrubbers on certain vessels. Three vessels are under the BCFL Lease Financing (LR2s) arrangement, and five vessels are under the BCFL Lease Financing (MRs) arrangement. Each agreement will be for a fixed term of three years at the rate of up to $1,910 per vessel per day to be allocated to principal and interest.
$116.0 Million Lease Financing
In April 2020, we executed agreements to increase the borrowing capacity of four vessels under our $116.0 Million Lease Financing by up to $1.9 million per vessel, the proceeds of which are expected to be used to partially finance the purchase and installation of scrubbers on these vessels. Each agreement will be for a fixed term of three years at the rate of up to $1,910 per vessel per day to be allocated to principal and interest.
IFRS 16 - Leases - Three MRs
In April 2020, we executed agreements to increase the borrowing capacity of three vessels under our IFRS 16 - Leases - Three MRs lease arrangement by up to $1.9 million per vessel, the proceeds of which are expected to be used to partially finance the purchase and installation of scrubbers on these vessels. Each agreement will be for a fixed term of three years at the rate of up to $1,910 per vessel per day to be allocated to principal and interest.
Unsecured debt
Senior Notes due 2020
In May 2020, our Senior Notes due 2020 matured, and the outstanding principal balance of $53.8 million was repaid in full.
Senior Notes due 2025
In May 2020, we issued $28.1 million aggregate principal amount of 7.0% senior unsecured notes due June 30, 2025 (the “Senior Notes due 2025”) in an underwritten public offering. This amount includes $3.1 million related to the partial exercise of the underwriters’ option to purchase additional Senior Notes due 2025 under the same terms and conditions. The aggregate net proceeds were approximately $26.5 million after deducting underwriting commissions and offering expenses.
The Senior Notes due 2025 bear interest at a coupon rate of 7.0% per year, payable quarterly in arrears on the 30th day of March, June, September, and December of each year. Coupon payments commenced on June 30, 2020. We may redeem the Senior Notes due 2025 in whole or in part, at our option, at any time (i) on or after June 30, 2022 and prior to June 30, 2023, at a redemption price equal to 102% of the principal amount to be redeemed, (ii) on or after June 30, 2023 and prior to June 30, 2024, at a redemption price equal to 101% of the principal amount to be redeemed, and (iii) on or after June 30, 2024 and prior to maturity, at a redemption price equal to 100% of the principal amount to be redeemed, in each case plus accrued and unpaid interest to, but excluding, the redemption date.
The Senior Notes due 2025 are a senior unsecured obligation and rank equally with all of our existing and future senior unsecured and unsubordinated debt, are effectively subordinated to our existing and future secured debt, to the extent of the value of the assets securing such debt, and are structurally subordinated to all existing and future debt and other liabilities of our subsidiaries. No sinking fund is provided for the Senior Notes due 2025. The Senior Notes due 2025 were issued in minimum denominations of $25.00 and integral multiples of $25.00 in excess thereof and are listed on the NYSE under the symbol “SBBA.”
The Senior Notes due 2025 require us to comply with certain covenants, including financial covenants, restrictions on consolidations, mergers or sales of assets and prohibitions on paying dividends or returning capital to equity holders if a covenant breach or an event of default has occurred or would occur as a result of such payment. Prior to June 30, 2022, we may repurchase in whole, but not in part, the Senior Notes due 2025 at a redemption price equal to 104% of the principal amount of the Senior Notes due 2025 to be repurchased, plus accrued and unpaid interest to, but excluding, the date of redemption upon the occurrence of certain change of control events.
The financial covenants under our Senior Notes due 2025 include:
•Net borrowings shall not equal or exceed 70% of total assets.
•Net worth shall always exceed $650.0 million.
The outstanding balance was $28.1 million as of June 30, 2020 and we were in compliance with the financial covenants relating to the Senior Notes due 2025 as of June 30, 2020.
Convertible Notes due 2022
The conversion rate of our Convertible Notes due 2022 is subject to change upon the issuance of a dividend. The table below details the dividends declared during the six months ended June 30, 2020 and the corresponding effect to the conversion rate of the Convertible Notes due 2022:

Record Date	Dividends per share	Share Adjusted Conversion Rate (1)
March 2, 2020	$0.10	25.8763
June 1, 2020	$0.10	26.0200
    (1) Per $1,000 principal amount of the Convertible Notes due 2022.
The carrying value of the liability component of the Convertible Notes due 2022 as of June 30, 2020 and December 31, 2019, were $184.6 million and $180.1 million, respectively. We incurred $1.5 million of coupon interest and $2.3 million of non-cash accretion during the six months ended June 30, 2020. We were in compliance with the covenants related to the Convertible Notes due 2022 as of June 30, 2020 and December 31, 2019.